Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation, Share-Based Payments [Member]	Retained Earnings [Member]
Beginning balance, value at Dec. 31, 2021	$ 302,679,682	$ 20,625,372	$ 23,402,083	$ (286,677,255)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2021	99,547,710
Net loss for the period				(3,789,246)
Stock option compensation (Note 9)			7,904
Ending balance, value at Jun. 30, 2022	$ 302,679,682	20,625,372	23,409,987	(290,466,501)
Common Stock, Shares, Outstanding, Ending Balance at Jun. 30, 2022	99,547,710
Beginning balance, value at Mar. 31, 2022	$ 302,679,682	20,625,372	23,406,013	(288,222,642)
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2022	99,547,710
Net loss for the period				(2,243,859)
Stock option compensation (Note 9)			3,974
Ending balance, value at Jun. 30, 2022	$ 302,679,682	20,625,372	23,409,987	(290,466,501)
Common Stock, Shares, Outstanding, Ending Balance at Jun. 30, 2022	99,547,710
Beginning balance, value at Dec. 31, 2022	$ 302,679,682	20,625,372	23,561,301	(295,273,771)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2022	99,547,710
Net loss for the period				(2,497,836)
Stock option compensation (Note 9)
Ending balance, value at Jun. 30, 2023	$ 302,679,682	20,625,372	23,561,301	(297,771,607)
Common Stock, Shares, Outstanding, Ending Balance at Jun. 30, 2023	99,547,710
Beginning balance, value at Mar. 31, 2023	$ 302,679,682	20,625,372	23,561,301	(296,367,837)
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2023	99,547,710
Net loss for the period				(1,403,770)
Stock option compensation (Note 9)
Ending balance, value at Jun. 30, 2023	$ 302,679,682	$ 20,625,372	$ 23,561,301	$ (297,771,607)
Common Stock, Shares, Outstanding, Ending Balance at Jun. 30, 2023	99,547,710